Taxes (Details) - Schedule of Income Tax Provision - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Income Tax Provision [Abstract]
Current	$ 430	$ 709
Deferred	207	700
Total	$ 637	$ 1,409